RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instrument Assets
Gross Derivative Instruments	$ 599	$ 469
Amounts Available for Offset	(420)	(339)
Net Amounts	179	130
Derivative Instrument Liabilities
Gross Derivative Instruments	(529)	(716)
Amounts Available for Offset	420	339
Net Amounts	(109)	(377)
Cash collateral provided by the Company	93	133
Letters of credit provided by the Company	73	59
Cash collateral received by the Company (less than)	1	1
Letters of credit received by the Company	102	75
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	5	10
Foreign exchange
Derivative Instrument Assets
Gross Derivative Instruments	66	51
Amounts Available for Offset	(48)	(49)
Net Amounts	18	2
Derivative Instrument Liabilities
Gross Derivative Instruments	(83)	(238)
Amounts Available for Offset	48	49
Net Amounts	(35)	(189)
Interest rate
Derivative Instrument Assets
Gross Derivative Instruments	25
Amounts Available for Offset	(5)
Net Amounts	20
Derivative Instrument Liabilities
Gross Derivative Instruments	(42)	(139)
Amounts Available for Offset	5	0
Net Amounts	(37)	(139)
Power | Commodities
Derivative Instrument Assets
Gross Derivative Instruments	508	418
Amounts Available for Offset	(367)	(290)
Net Amounts	141	128
Derivative Instrument Liabilities
Gross Derivative Instruments	(404)	(339)
Amounts Available for Offset	367	290
Net Amounts	$ (37)	$ (49)